Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 2,860.8	$ 2,709.4	$ 2,506.2
Cost of sales	2,329.7	2,280.1	2,096.1
Gross margin	531.1	429.3	410.1
Selling and administrative expense	417.0	378.3	292.9
Income related to previously owned equity affiliates	23.4	152.0	42.0
Operating income	137.5	203.0	159.2
Interest expense, net	(50.8)	(33.7)	(31.5)
Premium on early extinguishment of long-term debt	0	(0.9)	(29.5)
Other (expense) income, net	(3.4)	0.5	(2.4)
Income from continuing operations, before income taxes	83.3	168.9	95.8
Income tax (expense) benefit	(30.1)	(15.5)	56.7
Net income from continuing oeprations	53.2	153.4	152.5
Income from discontinued operations, net of income taxes	18.6	19.2	10.1
Net income	71.8	172.6	162.6
Less: Net loss attributable to noncontrolling interests	0.1	0	0
Net income attributable to PolyOne common shareholders	$ 71.9	$ 172.6	$ 162.6
Earnings per share attributable to PolyOne common shareholders - basic:
Continuing operations	$ 0.60	$ 1.66	$ 1.64
Discontinued operations	$ 0.21	$ 0.21	$ 0.11
Total	$ 0.81	$ 1.87	$ 1.75
Earnings per share attributable to PolyOne common shareholders - diluted:
Continuing operations	$ 0.59	$ 1.63	$ 1.59
Discontinued operations	$ 0.21	$ 0.21	$ 0.10
Total	$ 0.80	$ 1.84	$ 1.69
Cash dividends declared per share (in dollars per share)	$ 0.20	$ 0.16	$ 0.00
Weighted-average number of common shares outstanding:
Basic (in dollars per share)	89.1	92.2	93.1
Diluted (in dollars per share)	89.8	94.3	96.0